American Century International Bond Funds Statement of Additional Information Supplement
Supplement dated March 21, 2016 ■ Statement of Additional Information dated March 1, 2016

The following replaces the Accounts Managed table on page 44 of the SAI:

Accounts Managed As of October 31, 2015
		Registered Investment Companies (e.g., other American Century Investments funds and American Century Investments- subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Abdelak Adjriou	Number of Accounts	2	2	0
	Assets	$1.9 billion[1]	$114.8 million	N/A
Margé Karner	Number of Accounts	4	1	0
	Assets	$913.3 million[2]	$19.9 million	N/A
John A. Lovito	Number of Accounts	4	2	0
	Assets	$1.9 billion[3]	$66.3 million	N/A
Kevin Akioka	Number of Accounts	7	1	0
	Assets	$2.3 billion[2]	$27.3 million	N/A
Edward Boyle	Number of Accounts	3	2	0
	Assets	$1.9 billion[4]	$66.3 million	N/A
Simon Chester	Number of Accounts	2	2	0
	Assets	$1.9 billion[4]	$66.3 million	N/A
Robert V. Gahagan	Number of Accounts	20	5	2
	Assets	$22.3 billion[5]	$257.7 million	$1.4 billion
Brian Howell	Number of Accounts	21	6	2
	Assets	$22.0 billion[6]	$277.7 million	$1.4 billion

[1]	Includes $1.0 billion in Global Bond Fund and $852.7 million in International Bond Fund. Information is provided as of March 14, 2016.

[2]	Includes $26.9 million in Emerging Markets Debt Fund.

[3]	Includes $26.9 million in Emerging Markets Debt Fund; $852.7 million in International Bond Fund; and $1.0 billion in Global Bond Fund.

[4]	Includes $1.0 billion in Global Bond Fund; and $852.7 million in International Bond Fund.

[5]	Includes $1.0 billion in Global Bond Fund.

[6]	Includes $26.9 million in Emerging Markets Debt Fund and $852.7 million in International Bond Fund.

The following replaces the Ownership of Securities table on page 47 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Emerging Markets Debt Fund
Margé Karner	A
John A. Lovito	A
Brian Howell	A
Kevin Akioka	A
Global Bond Fund
John A. Lovito	A
Edward Boyle	A
Simon Chester	A
Robert V. Gahagan	A
Abdelak Adjriou	A1
International Bond Fund
John A. Lovito	C
Edward Boyle	B
Simon Chester	A
Abdelak Adjriou	A1
Brian Howell	C

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

[1]	Information is provided as of March 14, 2016.

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